CONTRACT BALANCES - Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	¥ 954,698		¥ 541,355
Less: allowance for doubtful accounts	(606)		(241)
Accounts receivable, net	954,092		541,114
- Current portion	952,184		536,842
- Non-current portion	1,908		4,272
Unbilled portion	570,419		384,640
Deferred Revenue
Beginning balance, deferred revenue	73,077
Closing balance, deferred revenue	106,948
Increase	33,871	¥ 14,881
Deferred revenue expected to be recognized as revenue after one year	15,956
Revenue recognized from the opening deferred revenue balance	54,593
Accounts receivable
Accounts receivable, net
Assets pledged	¥ 563,913		¥ 365,938